--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.                      600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                  (212) 830-5220

================================================================================



Dear Shareholder:

The Back Bay Total Return Bond Fund enjoyed an auspicious debut at the beginning of 1998. The U.S. economy has enjoyed enough job growth to drop the unemployment rate to a 28 year low of 4.3%. Long term interest rates have declined over this six month period by 30 basis points providing market appreciation of 1.40% to a portfolio annual yield of 6.51%, resulting in a total return of 4.22% for the Class A shares of the Fund over the first six months of 1998. Traditionally by the sixth year of an economic expansion, which we have now experienced in the U.S., with an economy running at 82% of capacity, inflationary pressures start to build to the point where the Federal Reserve must tap on the brakes in an effort to forestall inflationary pressures. While some Federal Reserve voting members have been lobbying for such preemptive action, Chairman Alan Greenspan has not yet pursued any tightening of credit conditions. The dramatic difference in this cycle is the severe financial crisis in Japan and in other Pacific Rim countries. Their economic demise has not only diminished the worldwide demand for key production inputs such as oil, copper, and labor, but has also reversed the flow of credit to the region, the lifeblood of economic growth. Without the International Monetary Funds involvement in the Pacific Rim nations, financial insolvencies would have exacerbated these already extreme conditions by now. Consequently global inflation has remained very low, leading to historically low interest rates which in turn have stimulated strong economic growth both in Europe and in the United States.

We at Back Bay Advisors are very pleased by the initial performance and growth results for the Fund in its first six months. Our strategy in introducing the Fund in 1998 was to provide a competitively priced mutual fund for the institutional and 401K marketplace. The Fund's mandate is to seek relative value in a number of sectors of the bond markets. Our staff of credit analysts and sector specialists enable us to canvass fixed income opportunities in all corners of the domestic and Yankee bond markets. In addition there is modest latitude to exploit opportunities in selected foreign sovereign and corporate fixed income markets. The very high initial deposit requirement, which keeps the average account balance high, reduces the average account cost per account and serves to permit a very competitive management fee for our shareholders.

We welcome our inaugural shareholders and look forward to continuing to provide you competitive fixed income returns through our disciplined investment process.

Sincerely,




\s\Edgar M. Reed




Edgar M. Reed
Executive Vice President and Chief Investment Officer
Back Bay Advisors, L.P.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
MAY 31, 1998
(UNAUDITED)

================================================================================



                 PERFORMANCE RESULTS - FIRST HALF OF 1998


A flight to quality was the ever-present theme in the first half of 1998. Global concerns mounted throughout due to increasing problems in the financial systems of Japan, Russia and Southeast Asia. The U.S. Dollar based Treasury market benefited from global capital seeking out a safe haven, leaving the Corporate and Mortgage-backed sectors lagging. The Federal Reserve remained on hold. The most noteworthy news in the second quarter was the dramatic flattening of the Treasury curve (2 year to 30 year) which fell to 16 basis points.

In addition to being overweighted in the Corporate sector throughout the period, the portfolio benefited from its greater than index allocation to the cable/media sectors (including TCI, Viacom, Time Warner), which was among the top-performing subsectors in the index due to consolidation and general credit improvement. The portfolio also benefited from extendible corporate securities as interest rates fell (MCI and Comcast Cable), as well as from selected electric utility issues (Niagara Mohawk, Texas Utilities, Long Island Lighting Company). The LILCO bonds are expected to be repurchased from investors this fall at substantial premiums to fair market value. The portfolio's longer duration, particularly its intermediate and longer maturity exposure, was also a positive as interest rates declined over the quarter and the yield curve flattened.

We remain constructive on the fixed income market over the near term. We expect the Federal Reserve Board to maintain current policy through the summer and into the fall, despite a relatively strong domestic US economy. With the continued investor uncertainty stemming from the financial turmoil in Asia, US Treasuries (US assets) will likely remain popular with international investors as a "safe haven", keeping interest rates relatively range-bound, perhaps with bias towards lower rates through the next several months. In this environment, yield wins. As such, we will continue to emphasize corporate and Yankee credits in less economically sensitive industry sectors, as well as select cyclical credits in industry sectors which have already widened substantially. Examples of recent portfolio additions include ARAMARK Corp (food services, uniforms), CSC Holdings (cable) and Abitibi Consolidated (forest products).




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF NET ASSETS
MAY 31, 1998
(UNAUDITED)
================================================================================

                                                                                      Face                 Value
                                                                                     Amount*              (Note 1)
                                                                                     -------               ------
Foreign Non-Convertible Corporate Bonds (13.53%)
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.90%)
Ontario Hydro - Global, 6.100%, due 01/30/08                                           300,000          $    300,750
                                                                                                        ------------

Finance & Banking (3.10%)
Merita Bank, 7.500%, due 12/29/49                                                    1,000,000             1,040,100
                                                                                                        ------------

Forest Products (1.50%)
Abitibi Consolidated, 6.950%, due 04/01/08                                             500,000               503,750
                                                                                                        ------------

Government (7.15%)
Canada Government Residual Strip, 0.000%, due 03/15/21                                 500,000 CAD            93,365
Freeport Terminal, 7.250%, due 05/15/28                                                350,000               357,437
Government of Canada, 8.000%, due 06/01/23                                             550,000 CAD           499,159
Province of Ontario Residual Strip, 0.000%, due 09/08/23                             1,000,000 CAD           155,494
Republic of Argentina - Global Notes, 11.375%, due 01/30/17                            500,000               537,500
Republic of Columbia, 7.250%, due 02/23/04                                             300,000               286,500
Republic of Panama, 8.875%, due 09/30/27                                               500,000               471,875
                                                                                                        ------------
                                                                                                           2,401,330
                                                                                                        ------------
Oil & Gas Production (0.88%)
Petro Mexicano (Pemex), 8.850%, due 09/15/07                                           300,000               297,375
                                                                                                        ------------

Total Foreign Non-Convertible Corporate Bonds (cost $4,508,497)                                            4,543,305
                                                                                                        ------------

Domestic Non-Convertible Corporate Bonds (43.35%)
------------------------------------------------------------------------------------------------------------------------------------
Banking (3.18%)
JP Morgan Capital Trust I Capital Security, 7.540%, due 01/15/27                       500,000               523,125
State Street Institution Trust, 7.940%, due 12/30/26                                   500,000               546,250
                                                                                                        ------------
                                                                                                           1,069,375
                                                                                                        ------------
Cable (3.71%)
Telecommunications Inc., 9.800%, due 02/01/12                                          985,000             1,246,025
                                                                                                        ------------

Cable/Media (1.98%)
Cablevision Systems Corporation, 7.875%, due 02/15/07                                  300,000               310,875
Comcast Cable Communications, 8.500%, due 05/01/27                                     300,000               355,875
                                                                                                        ------------
                                                                                                             666,750
                                                                                                        ------------



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 1998
(UNAUDITED)
================================================================================

                                                                                      Face                 Value
                                                                                     Amount*              (Note 1)
                                                                                     -------               ------
Domestic Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities (10.77%)
Arizona Public Service (PVNGS II), 8.000%, due 12/30/15                                965,000          $  1,069,944
Calenergy Co Inc., 7.630%, due 10/15/07                                                300,000               303,000
Cleveland Electric (Beaver Valley), 9.000%, due 06/01/17                               750,000               851,250
Long Island Lighting Company, 9.000%, due 11/01/22                                     300,000               342,750
Niagara Mohawk Power, 7.375%, due 08/01/03                                             500,000               516,250
Texas Utility (1st Mortgage), 7.875%, due 03/01/23                                     500,000               533,750
                                                                                                        ------------
                                                                                                           3,616,944
                                                                                                        ------------
Industrial (2.38%)
U.S. Filter Corporation, 6.500%, due 05/15/03                                          800,000               800,000
                                                                                                        ------------

Manufacturing (Containers) (2.28%)
Owens Illinois, 7.800%, due 05/15/18                                                   750,000               765,000
                                                                                                        ------------

Media/Entertainment (10.46%)
News America, 8.000%, due 10/17/16                                                     800,000               871,000
News America Holdings, 7.750%, due 02/01/24                                            300,000               320,250
Time Warner, 9.150%, due 02/01/23                                                    1,000,000             1,253,750
Viacom Inc.,  7.750%, due 06/01/05                                                   1,000,000             1,068,750
                                                                                                        ------------
                                                                                                           3,513,750
                                                                                                        ------------
Retail (Supermarket) (1.49%)
Fred Meyer, 7.450%, due 03/01/08                                                       500,000               501,875
                                                                                                        ------------

Telephone (7.10%)
AT&T Corporation, 8.625%, due 12/01/31                                                 300,000               333,000
Airtouch Communications, 6.650%, due 05/01/08                                        1,000,000             1,012,500
MCI Communications Corporation, 7.125%, due 06/15/27                                   475,000               499,344
Worldcom, Inc., 7.750%, due 04/01/07                                                   500,000               541,250
                                                                                                        ------------
                                                                                                           2,386,094
                                                                                                        ------------
Total Domestic Non-Convertible Corporate Bonds (cost $14,418,034)                                         14,565,813
                                                                                                        ------------
U.S. Government Agencies (8.48%)
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association, 8.000%, due 09/15/26                         970,120             1,009,226
Government National Mortgage Association, 7.500%, due 12/15/27                         996,187             1,027,318
Government National Mortgage Association, 7.000%, due 05/15/28                         800,000               813,000
                                                                                                        ------------
Total U.S. Government Agencies (cost $2,842,850)                                                           2,849,544
                                                                                                        ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                      Face                 Value
                                                                                     Amount*              (Note 1)
                                                                                     -------               ------
U.S. Government Obligations (31.18%)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.250%, due 03/31/99                                             6,000,000          $  6,036,480
U.S. Treasury Note, 5.625%, due 11/30/99                                             1,525,000             1,526,830
U.S. Treasury Note, 5.500%, due 03/31/03                                               900,000               897,282
U.S. Treasury Bond, 6.375%, due 08/15/27                                             1,875,000             2,014,556
                                                                                                        ------------
Total U.S. Government Obligations (cost $10,392,018)                                                      10,475,148
                                                                                                        ------------

Short-Term Investments (2.67%)
Commercial Paper (2.67%)
------------------------------------------------------------------------------------------------------------------------------------
House Hold Finance Corporation, 5.620%, due 06/01/98                                   898,000               898,000
                                                                                                        ------------
Total Short Term Investments (cost $898,000)                                                                 898,000
                                                                                                        ------------
Total Investments (99.21%) (cost $33,059,399+)                                                            33,331,810
Cash and Other Assets, Net of Liabilities (0.79%)                                                            266,736
                                                                                                        ------------
Net Assets (100.00%)                                                                                    $ 33,598,546
                                                                                                        ============

Net asset value, offering and redemption price per share:
Class A Shares, 3,314,306 shares outstanding (Note 3)                                                   $      10.14
                                                                                                        ============
Class B Shares,       103 shares outstanding (Note 3)                                                   $      10.14
                                                                                                        ============
Class C Shares,       103 shares outstanding (Note 3)                                                   $      10.14
                                                                                                        ============


+ Aggregate cost for federal income tax purposes is identical. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $298,003 and $25,592 respectively.

*    Securities denominated in U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS:
     CAD - Canada


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
DECEMBER 22, 1997 (COMMENCEMENT OF SALES) TO MAY 31, 1998
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
  Interest....................................................................   $     560,702
                                                                                 -------------
Expenses: (Note 2)
  Investment management fee...................................................          29,868
  Administration fee..........................................................          42,581
  Distribution fee (Class B)..................................................               1
  Distribution fee (Class C)..................................................               1
  Custodian expenses..........................................................           3,958
  Shareholder servicing and related shareholder expenses......................          14,583
  Legal, compliance and filing fees...........................................          28,115
  Audit and accounting........................................................           8,500
  Directors' fees.............................................................           3,000
  Amortization of organization costs..........................................           4,095
  Miscellaneous...............................................................             612
                                                                                 -------------
  Total expenses..............................................................         135,314
      Less:
        Expenses paid indirectly..............................................   (       2,804)
        Fees waived and expenses reimbursed...................................   (      98,581)
                                                                                 -------------
    Net expenses..............................................................          33,929
                                                                                 -------------
Net investment income.........................................................         526,773
                                                                                 -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments..............................................         143,264
                                                                                 -------------
Net unrealized appreciation (depreciation) on:
  Investments.................................................................         272,411
  Translation of assets and liabilities denominated in foreign currencies.....   (         247)
                                                                                 -------------
Net unrealized appreciation (depreciation)....................................         272,164
                                                                                 -------------
  Net realized and unrealized gain............................................         415,428
                                                                                 -------------
Net Increase in net assets resulting from operations..........................   $     942,201
                                                                                 =============


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)
================================================================================

                                                                               December 22, 1997
                                                                            (Commencement of Sales)
                                                                                to May 31, 1998
                                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.......................................................   $     526,773
  Net realized gain on investments............................................         143,264
  Net unrealized appreciation (depreciation)..................................         272,164
                                                                                 -------------
  Increase in net assets from operations......................................         942,201

Dividends to shareholders from:
  Net investment income:
    Class A...................................................................   (     526,719)
    Class B...................................................................   (          27)
    Class C...................................................................   (          27)

Capital share transactions (Note 3)
    Class A...................................................................      33,081,064
    Class B...................................................................              27
    Class C...................................................................              27
                                                                                 -------------
  Total increase (decrease)...................................................      33,496,546
Net assets:
  Beginning of period.........................................................         102,000
                                                                                 -------------
  End of period...............................................................   $  33,598,546
                                                                                 =============


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Back Bay Funds, Inc. (the "Fund" is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return by investing primarily in higher quality, fixed and floating-rate debt instruments. The generation of income is a secondary objective. The Portfolio has three classes of stock authorized, Class A, Class B and Class C. The Class A shares of the Portfolio are available to corporate, institutional and individual investors ("Institutional Investors") and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. The Class B shares of the Portfolio are subject to a service fee pursuant to the Portfolio's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class B shareholders for which they receive compensation from the Manager or the Distributor. The Class C shares of the Portfolio are available to qualified retirement plan clients of life insurance companies ("Insurance Company Investors") and, as are the Class B shares, the Class C shares are subject to a service fee pursuant to the Portfolio's 12b-1 Plan and either are sold directly to Insurance Company Investors or are sold through financial intermediaries who provide servicing to Class C shareholders for which they receive compensation from the Manager or Distributor. Unlike the Class B and Class C shares, the Class A shares are not subject to a service fee. In all other respects, the Class A, Class B and Class C shares represent the same interest in the income and assets of the Portfolio.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). All other securities for which market prices are not readily available are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined most likely on the basis of the factors listed above. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

     b) Foreign Currency Translation -

     Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Portfolio purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

     Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates of foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies. (Continued)

     c) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -

     Dividends from investment income are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e) Organization Costs -

     Organization expenses are being deferred and amortized on a staight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

     f) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     g) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. Discounts and premiums on securities purchased are amortized using the scientific method over their respective lives. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine in a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Portfolio pays an investment management fee to Back Bay Advisors, L.P. (the "Manager") equal to .35% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Agreement, the Portfolio pays to Reich & Tang Asset Management L.P. (the "Administrator") an annual fee equal to .15% of the Portfolio's average net assets up to $100 million, .125% of the next $150 million of such assets, .10% of the next $250 million of such assets and .075% of such assets over $500 million, with a minimum monthly fee of $8,000.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Portfolio and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement (with respect to the Class B and Class C shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Portfolio with respect only to Class B and Class C shares, a service fee equal to .25% per annum of the average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
    (Continued)]

During the period ended May 31, 1998, the Manager and the Distributor voluntarily waived investment management fees and Shareholder servicing fees of $29,868 and $2, respectively, and reimbursed other operating expenses of $68,711.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $2,804. Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $11,089 paid to Reich & Tang Services, L.P. an affiliate of the Administrator as servicing agent for the Fund.

3. Capital Stock.

At May 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $33,183,118. Transactions in capital stock were as follows:

                                                           December 22, 1997
                                                      (Commencement of Sales) to
                                                              May 31, 1998
                                                 ------------------------------------
                                                    Shares                 Amount
     Class A                                        ------                 ------
     -------
     Sold...................................         3,253,144          $  32,564,400
     Issued on reinvestment of dividends....            51,162                516,664
     Redeemed...............................            --                     --
                                                 -------------          -------------
     Net increase (decrease)................         3,304,306          $  33,081,064
                                                 =============          =============
     Class B
     -------
     Sold...................................            --                     --
     Issued on reinvestment of dividends....                 3                     27
     Redeemed...............................            --                     --
                                                 -------------          -------------
     Net increase (decrease)................                 3                     27
                                                 =============          =============
     Class C
     -------
     Sold...................................            --                     --
     Issued on reinvestment of dividends....                 3                     27
     Redeemed...............................            --                     --
                                                 -------------          -------------
     Net increase (decrease)................                 3                     27
                                                 =============          =============

4. Investment Transactions.

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $20,505,853 and $1,605,539, respectively. Accumulated undistributed net realized gains on May 31, 1998 amounted $143,264.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights.
                                                                         December 22, 1997
                                                                    (Commencement of Sales) to
                                                                          May 31, 1998
                                                        ------------------------------------------------

                                                          CLASS A            CLASS B           CLASS C
                                                        -----------        -----------       -----------
Per Share Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period...............     $  10.00           $  10.00          $  10.00
                                                        -----------        -----------       -----------
Income from investment operations:
  Net investment income............................         0.28               0.26              0.26
Net realized and unrealized
  gains (losses) on investments....................         0.14               0.14              0.14
                                                        -----------        -----------       -----------
Total from investment operations...................         0.42               0.40              0.40
                                                        -----------        -----------       -----------
Less distributions:
  Dividends from net investment income.............     (   0.28)          (   0.26)         (   0.26)
  Distributions from net realized gains............         --                 --                --
                                                        -----------        -----------       -----------
Total distributions................................     (   0.28)          (   0.26)         (   0.26)
                                                        -----------        -----------       -----------
Net asset value, end of period.....................     $  10.14           $  10.14          $  10.14
                                                        ===========        ===========       ===========
Total Return (not annualized)......................         4.22%              4.07%             4.07%
Ratios/Supplemental Data
Net assets, end of period (000)....................     $    33,597        $      1          $      1
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed).....         0.40%*             0.72%*            0.72%*
  Net investment income............................         6.17%*             5.90%*            5.90*%
Management and Shareholder servicing fees waived...         0.35%*             0.60%*            0.60%*
Expenses reimbursed................................         0.81%*             0.81%*            0.81%*
Portfolio turnover rate............................       125.86%            125.86%           125.86%



  *       Annualized







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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------





















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                                         BACK BAY
                                        FUNDS, INC.


                                   TOTAL RETURN BOND FUND






                                        May 31, 1998
                                     Semi-Annual Report
                                        (Unaudited)








                                      [GRAPHIC OMITTED]
                                   Back Bay Advisors, L.P.
                                   -----------------------





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